Schedule II Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Supplementary Information Disclosure Statement Of Financial Position [Table Text Block]
REINSURANCE GROUP OF AMERICA, INCORPORATED
SCHEDULE II—CONDENSED FINANCIAL INFORMATION OF THE REGISTRANT
December 31,
(dollars in thousands)

	2011	2010	2009
CONDENSED BALANCE SHEETS
Assets:
Fixed maturity securities available-for-sale, at fair value	$467,306	$482,188
Short-term and other investments	44,825	64,135
Cash and cash equivalents	71,506	31,698
Investment in subsidiaries	6,879,608	5,607,406
Loans to subsidiaries	775,000	350,000
Other assets	132,841	100,282
Total assets	$8,371,086	$6,635,709

Liabilities and stockholders' equity:
Short-term and long-term debt - unaffiliated(1)	$1,494,615	$1,296,337
Long-term debt - affiliated(2)	500,000	164,919
Other liabilities	557,773	409,047
Stockholders' equity	5,818,698	4,765,406
Total liabilities and stockholders' equity	$8,371,086	$6,635,709

CONDENSED STATEMENTS OF INCOME
Interest / dividend income(3)	$245,631	$128,448	$44,588
Investment related gains (losses), net	1,723	2,944	(3,417)
Operating expenses	(32,550)	(19,442)	(17,965)
Interest expense	(111,600)	(96,556)	(73,673)
Income (loss) before income tax and undistributed earnings of subsidiaries	103,204	15,394	(50,467)
Income tax expense (benefit)	8,935	6,707	(25,028)
Net income (loss) before undistributed earnings of subsidiaries	94,269	8,687	(25,439)
Equity in undistributed earnings of subsidiaries	451,776	527,055	398,435
Net income	$546,045	$535,742	$372,996

(1)	Short-term and long-term debt - unaffiliated consists of the following:
	2011	2010
$400 million 6.75% Junior Subordinated Debentures due 2065	$398,652	$398,650
$400 million 5.00% Senior Notes due 2021	397,920	--
$400 million 6.45% Senior Notes due 2019	399,466	399,398
$300 million 5.625% Senior Notes due 2017	298,577	298,304
$200 million 6.75% Senior Notes due 2011 (short-term)	--	199,985
Total	$1,494,615	$1,296,337

(2)	Long-term debt - affiliated in 2011 consists of $500,000 of subordinated debt issued to various operating subsidiaries and in 2010 consists of $164,919 of subordinated debt issued to RGA Capital Trust I.

(3)	Interest/Dividend income includes $190,000 and $80,000 of cash dividends received from consolidated subsidiaries in 2011 and 2010, respectively. No cash dividends from consolidated subsidiaries are included in 2009.

REINSURANCE GROUP OF AMERICA, INCORPORATED
SCHEDULE II—CONDENSED FINANCIAL INFORMATION OF THE REGISTRANT (continued)
December 31,
(dollars in thousands)

	2011	2010	2009
CONDENSED STATEMENTS OF CASH FLOWS
Operating activities:
Net income	$546,045	$535,742	$372,996
Equity in earnings of subsidiaries	(453,806)	(528,228)	(399,235)
Loss on retirement of trust preferred securities	4,391	--	--
Foreign currency gain on repayment of debt	--	--	(4,826)
Other, net	143,716	12,205	31,975
Net cash provided by operating activities	$240,346	$19,719	$910

Investing activities:
Sales of fixed maturity securities available-for-sale	$171,791	$169,910	$217,141
Purchases of fixed maturity securities available-for-sale	(116,010)	(214,025)	(454,504)
Purchases of subsidiary debt securities	(475,000)	(100,000)	(226,550)
Maturities of subsidiary debt securities	50,000	226,550	--
Change in short-term and other invested assets	(2,055)	7,688	(7,526)
Capital contributions to subsidiaries	(105,575)	(73,950)	(91,000)
Net cash provided by (used in) investing activities	(476,849)	16,173	(562,439)

Financing activities:
Dividends to stockholders	(44,229)	(35,170)	(26,212)
Purchases of treasury stock	(380,345)	(718)	(1,607)
Excess tax benefits from share-based payment arrangement	4,933	(2,255)	2,605
Exercise of stock options, net	6,449	2,277	6,301
Change in cash collateral for derivative positions	--	6,759	(14,189)
Principal payments on debt	(200,000)	--	(22,539)
Maturity of trust preferred securities	(159,473)	--	--
Proceeds from unaffiliated long-term debt issuance, net	394,388	--	396,344
Proceeds from affiliated long-term debt issuance	500,000	--	--
Proceeds from redemption and remarketing of trust preferred securities	154,588	--	2
Net cash (used in) provided by financing activities	276,311	(29,107)	340,705
Net change in cash and cash equivalents	39,808	6,785	(220,824)
Cash and cash equivalents at beginning of year	31,698	24,913	245,737
Cash and cash equivalents at end of year	$71,506	$31,698	$24,913